Related parties	12 Months Ended
Dec. 31, 2022
Related Parties
Related parties

Note 31 - Related parties

Transactions between related parties are carried out for amounts, terms and average rates in accordance with normal market practices during the period, and under reciprocal conditions.

Transactions between companies and investment funds, included in consolidation (Note 2d I), have been eliminated and do not affect the consolidated statements.

The principal unconsolidated related parties are as follows:

•	Itaú Unibanco Participações S.A. (IUPAR), Companhia E. Johnston de Participações S.A. (shareholder of IUPAR) and ITAÚSA, direct and indirect shareholders of ITAÚ UNIBANCO HOLDING.
•	The associates, non-financial subsidiaries and joint ventures of ITAÚSA, in particular Dexco S.A., Copagaz – Distribuidora de Gás S.A., Aegea Saneamento e Participações S.A., Águas do Rio 1 SPE S.A., Águas do Rio 4 SPE S.A., Alpargatas S.A., CCR S.A. and XP Inc. (Note 3).
•	Investments in associates and joint ventures, in particular Porto Seguro Itaú Unibanco Participações S.A., BSF Holding S.A. and XP Inc. (Note 3).
•	Pension Plans: Fundação Itaú Unibanco – Previdência Complementar and FUNBEP – Fundo de Pensão Multipatrocinado, closed-end supplementary pension entities, that administer retirement plans sponsored by ITAÚ UNIBANCO HOLDING, created exclusively for employees.
•	Associations: Associação Cubo Coworking Itaú – a partner entity of ITAÚ UNIBANCO HOLDING its purpose is to encourage and promote the discussion and development of alternative and innovative technologies, business models and solutions; to produce and disseminate the resulting technical and scientific knowledge; to attract and bring in new information technology talents that may be characterized as startups; and to research, develop and establish ecosystems for entrepreneur and startups.
•	Foundations and Institutes maintained by donations from ITAÚ UNIBANCO HOLDING and by the proceeds generated by their assets, so that they can accomplish their objectives and to maintain their operational and administrative structure:

Fundação Itaú para a Educação e Cultura – promotes education, culture, social assistance, defense and guarantee of rights, and strengthening of civil society.

Instituto Unibanco – supports projects focused on social assistance, particularly education, culture, promotion of integration into the labor market, and environmental protection, directly or as a supplement to civil institutions.

Instituto Unibanco de Cinema – promotes culture in general and provides access of low-income population to cinematography, videography and similar productions, for which it should maintain movie theaters and movie clubs owned or managed by itself to screen films, videos and video-laser discs it owns and other related activities, as well as to screen and disseminate movies in general, especially those produced in Brazil.

Associação Itaú Viver Mais – provides social services for the welfare of beneficiaries, on the terms defined in its Internal Regulations, and according to the funds available. These services may include the promotion of cultural, educational, sports, entertainment and healthcare activities.

a) Transactions with related parties:

	Annual rate	Assets / (Liabilities)		Revenues / (Expenses)
		12/31/2022	12/31/2021	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Interbank investments		3,835	2,301	196	84	63
Other	13.40%	3,835	2,301	196	84	63
Loan operations		668	654	78	35	56
Dexco S.A.	CDI + 1.45%	623	546	77	31	19
Other		45	108	1	4	37
Securities and derivative financial instruments (assets and liabilities)		6,013	5,397	908	303	6
Investment funds		230	183	47	34	14
CCR S.A.	CDI + 1.7% / 9.76%	2,138	-	232	-	-
Copagaz – Distribuidora de Gás S.A.	CDI + 1.7% to 2.95%	1,024	1,082	150	71	1
Itaúsa S.A.	CDI + 2% to 2.4%	1,199	1,200	166	74	1
Águas do Rio 4 SPE S.A.	CDI + 3.5%	706	1,574	168	60	-
Aegea Saneamento e Participações S.A.	CDI + 1.7% / 16.76%	306	844	79	34	-
Other	CDI + 1.35% to 3.5%	410	514	66	30	(10)
Deposits		(2,491)	(437)	(154)	(2)	(14)
CCR S.A.	98% to 103% CDI	(2,026)	-	(67)	-	-
Aegea Saneamento e Participações S.A.		(11)	(158)	(28)	-	-
Alpargatas S.A.	101% CDI	(150)	-	(1)	-	-
Other	75% to 101% CDI	(304)	(279)	(58)	(2)	(14)
Deposits received under securities repurchase agreements		(19)	(6)	(19)	(35)	-
Other	82% to 85% CDI	(19)	(6)	(19)	(35)	-
Funds from acceptances and issuance of securities		(49)	-	(17)	-	-
Aegea Saneamento e Participações S.A.		-	-	(15)	-	-
Copagaz – Distribuidora de Gás S.A.	103% CDI	(49)	-	(2)	-	-
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses		(136)	(273)	(89)	(122)	26
Fundação Itaú Unibanco - Previdência Complementar		(81)	(78)	39	37	42
Olímpia Promoção e Serviços S.A.		(4)	(5)	(58)	-	(45)
FUNBEP - Fundo de Pensão Multipatrocinado		(196)	(158)	(54)	(172)	7
Itaúsa S.A.		(20)	(10)	13	13	12
ConectCar Soluções de Mobilidade Eletrônica S.A.		(5)	(8)	(38)	(4)	7
Other		170	(14)	9	4	3
Rent		-	-	(32)	(37)	(31)
Fundação Itaú Unibanco - Previdência Complementar		-	-	(30)	(34)	(28)
FUNBEP - Fundo de Pensão Multipatrocinado		-	-	(2)	(3)	(3)
Donation		-	-	-	-	(1,002)
Fundação Itaú para a Educação e Cultura		-	-	-	-	(1,000)
Other		-	-	-	-	(2)
Sponsorship		28	12	(24)	(14)	(16)
Associação Cubo Coworking Itaú		28	12	(24)	(14)	(16)

Operations with Key Management Personnel of ITAÚ UNIBANCO HOLDING present Assets of R$ 162, Liabilities of R$ (6,427) and Results of R$ 16 (R$ 100, R$ (6,136) at 12/31/2021 and R$ (20) and R$ (58) from 01/01 to 12/31/2021 and 01/01 to 12/31/2020, respectively).

b) Compensation and Benefits of Key Management Personnel

Compensation and benefits attributed to Managers Members, members of the Audit Committee and the Board of Directors of ITAÚ UNIBANCO HOLDING in the period correspond to:

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Fees	(603)	(460)	(578)
Profit sharing	(255)	(208)	(112)
Post-employment benefits	(5)	(9)	(9)
Share-based payment plan (1)	(142)	(120)	(228)
Total	(1,005)	(797)	(927)

1) As a result of the reduction of the minority interest in XP Inc. and subsequent merger of XPart S.A., in October 2021, there was an increase in the number of ITUB4 shares to be delivered under the variable compensation plans. Payments occured in 2022 are reflected in Fees.

Total amount related to share-based payment plans, personnel expenses and post-employment benefits is detailed in Notes 20, 23 and 26, respectively.